Segment Reporting (Tables)	9 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
Schedule of segment loss, including significant segment expenses
The table below is a summary of the segment loss, including significant segment expenses (in thousands):

Period from September 19, 2024 (Inception) to December 31, 2024
CR-001 external research and development costs	$10,510
CR-002 external research and development costs	3,251
General and administrative personnel costs (including stock-based compensation expense)	1,153
Research and development personnel costs (including stock-based compensation expense)	61
Professional and consulting fees	1,981
Other segment items(1)	911
Net loss and comprehensive loss	$17,867
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(1)Other expense including interest expense and miscellaneous other expense offset by interest income
The table below is a summary of the segment loss, including significant segment expenses (in thousands):

	Three Months Ended September 30, 2025	Nine Months Ended September 30, 2025	Period from September 19, 2024 (Inception) Through September 30, 2024
CR-001 external research and development costs	$8,714	$19,411	$2,469
CR-002 external research and development costs	6,705	11,685	—
Other external research and discovery costs(1)	357	2,179	—
General and administrative personnel costs	3,225	10,517	112
Research and development personnel costs	4,211	9,356	—
Professional and consulting fees	1,542	5,852	50
Other segment items (2)	(147)	2,545	—
Net loss and comprehensive loss	$24,607	$61,545	$2,631
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(1)External research and discovery costs include CR-003 costs and other costs associated with candidate discovery activities.
(2)Other segment items includes office and facilities expense, interest expense, and miscellaneous other expense offset by interest income.